1933 Act Rule 497(j)
                                                      1933 Act File No. 33-20943
                                                      1940 Act File No. 811-5425

                               PEPPER HAMILTON LLP
                              3000 Two Logan Square
                           Eighteenth and Arch Streets
                           Philadelphia, PA 19103-2799
                                  215-981-4000
                                Fax 215-981-4750


                                                  May 4, 1998

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Desk


     Re:  Phillips Capital Investments, Inc.
          File Nos. 33-20943 and 811-5425
          Rule 497(j) Filing


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 10/13 to the Registration Statement of Phillips Capital Investments, Inc. which was filed with the SEC electronically on April 29, 1998.

U.S. Securities and Exchange Commission
May 4, 1998
Page 2



     Please direct any questions or comments relating to this certification to me or, in my absence, to Joseph V. Del Raso at (215) 981-4506.


                                   Very truly yours,



                                   /s/ Dorothy M. Allison
                                   Dorothy M. Allison, Esquire



DMA/go
cc:  Mr. Phil Phillips
     Joseph V. Del Raso, Esquire